Fees And Commissions Income (Details Of Fees And Commissions Income) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Fees And Commissions Income [Line Items]
Fees and commissions income	¥ 1,160,874	¥ 1,099,963	¥ 1,128,358
Trust Fees [Member]
Fees And Commissions Income [Line Items]
Fees and commissions income	92,525	95,037	100,519
Fees On Funds Transfer And Service Charges For Collections [Member]
Fees And Commissions Income [Line Items]
Fees and commissions income	137,338	139,840	142,459
Fees And Commissions On International Business [Member]
Fees And Commissions Income [Line Items]
Fees and commissions income	58,905	57,688	58,462
Fees And Commissions On Credit Card Business [Member]
Fees And Commissions Income [Line Items]
Fees and commissions income	149,671	149,946	146,570
Service Charges On Deposits [Member]
Fees And Commissions Income [Line Items]
Fees and commissions income	16,727	18,216	22,169
Fees And Commissions On Securities Business [Member]
Fees And Commissions Income [Line Items]
Fees and commissions income	155,983	128,436	138,868
Fees On Real Estate Business [Member]
Fees And Commissions Income [Line Items]
Fees and commissions income	28,041	23,610	22,593
Insurance Commissions [Member]
Fees And Commissions Income [Line Items]
Fees and commissions income	33,472	33,686	27,466
Fees And Commissions On Stock Transfer Agency Services [Member]
Fees And Commissions Income [Line Items]
Fees and commissions income	49,137	49,283	51,926
Guarantee Fees [Member]
Fees And Commissions Income [Line Items]
Fees and commissions income	55,427	58,393	64,347
Fees On Investment Funds Business [Member]
Fees And Commissions Income [Line Items]
Fees and commissions income	130,006	126,601	130,402
Other Fees And Commissions [Member]
Fees And Commissions Income [Line Items]
Fees and commissions income	¥ 253,642	¥ 219,227	¥ 222,577